Balance Sheets (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 6,902,980	$ 3,432,544	$ 7,455,084
Restricted cash	300,982	0
Accounts receivable	339,740	0	1,831,722
Accounts receivable, related party	18,420,984	23,392,670	12,396,172
Due from broker	3,609,652	2,260,015	2,108,267
Inventory	13,642,728	8,013,153	4,913,675
Derivative financial instruments, related party	0	688,039	263,688
Derivative financial instruments	141,988	0
Prepaid expenses and other	1,003,504	533,513	439,431
Total current assets	44,362,558	38,319,934	29,408,039
PROPERTY AND EQUIPMENT
Land	2,064,090	2,064,090	2,064,090
Plant, building, and equipment	203,519,090	199,771,260	197,435,327
Office and other equipment	731,527	720,529	680,145
Total Cost	206,314,707	202,555,879	200,179,562
Accumulated depreciation	(39,566,734)	(28,757,303)	(9,600,217)
Net property and equipment	166,747,973	173,798,576	190,579,345
OTHER ASSETS
Other		1,142,388
Financing costs, net of amortization of $2,243,462, $1,949,651 and $1,467,677, respectively	1,636,671	1,930,482	2,382,317
Total other assets	1,636,671	3,072,870	2,382,317
TOTAL ASSETS	212,747,202	215,191,380	222,369,701
LIABILITIES AND MEMBERS' EQUITY
Accounts payable	1,184,020	978,388	1,351,156
Accounts payable, related parties	5,098,920	2,542,055	4,297,990
Retainage payable, related party			697,770
Derivative financial instruments, related party	9,484
Derivative financial instruments		75,125
Accrued expenses	2,401,196	2,624,916	5,727,245
Accrued expenses, related parties	4,829,314	2,913,206
Current maturities of notes payable	22,370,975	18,058,574	18,215,803
Total current liabilities	35,893,909	27,192,264	30,289,964
Long Term Liabilities
Notes payable, less current maturities	127,154,773	135,868,087	130,897,350
Other	625,009	700,006	800,002
Total long term liabilities	127,779,782	136,568,093	131,697,352
Commitments and Contingencies
MEMBERS' EQUITY
Members' capital, 13,139 units issued & outstanding	76,474,111	76,474,111	76,474,111
Earnings (deficit)	(27,400,600)	(25,043,088)	(16,091,726)
Total members' equity	49,073,511	51,431,023	60,382,385
Total Liabilities and Members' Equity	$ 212,747,202	$ 215,191,380	$ 222,369,701